Annual Fund Operating Expenses	Jan. 27, 2026
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	1.82%
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	1.57%
Absolute Capital Asset Allocator Fund | The Teberg Fund No-Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	2.57%
The Teberg Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
The Teberg Fund | The Teberg Fund No-Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.19%	[2]
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	2.03%
The Teberg Fund | The Teberg Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.19%	[2]
Expenses (as a percentage of Assets)	2.89%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	2.89%
Absolute Capital Defender Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.85%
Acquired Fund Fees and Expenses	0.07%	[4]
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	(0.06%)	[5]
Net Expenses (as a percentage of Assets)	2.11%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.85%
Acquired Fund Fees and Expenses	0.07%	[4]
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.06%)	[5]
Net Expenses (as a percentage of Assets)	1.86%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.86%
Acquired Fund Fees and Expenses	0.07%	[4]
Expenses (as a percentage of Assets)	2.93%
Fee Waiver or Reimbursement	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	2.86%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”) contractually agreed to waive its fees and reimburse expenses of the Fund through February 1, 2027, so that the Total Annual Fund Operating Expenses After Fee Waiver & Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) fees and expenses associated with investment in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.84% and 2.79% of average daily net assets attributable to No-Load Class and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser. .
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[5]	The Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), contractually agreed to waive its fees and reimburse expenses of the Fund, until February 1, 2027, so that the Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 2.04%, 1.79% and 2.79% of average daily net assets attributable to Class A, Institutional Class and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.